Fidelity® Cash Central Fund

Semiannual Report

November 30, 2002

1.734014.102

Investments November 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 38.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 22.6%
Agency Coupons - 3.3%
12/5/02	1.57% (a)	$ 157,000,000	$ 156,999,481
12/9/02	1.24 (a)	49,000,000	48,983,536
12/27/02	1.25 (a)	225,000,000	224,847,608
2/1/03	1.53 (a)	290,000,000	289,865,191
			720,695,816
Discount Notes - 19.3%
12/11/02	1.90	300,000,000	299,843,333
12/31/02	1.76	100,000,000	99,854,167
1/10/03	2.17	156,000,000	155,629,067
1/21/03	2.19	220,000,000	219,329,917
1/22/03	1.55	215,000,000	214,521,745
1/22/03	1.65	159,649,000	159,270,809
1/29/03	1.58	200,000,000	199,485,389
2/19/03	1.71	195,000,000	194,263,333
2/26/03	1.71	53,000,000	52,782,258
3/7/03	1.49	440,000,000	438,263,467
3/7/03	2.26	53,725,000	53,406,948
3/14/03	2.28	102,103,000	101,448,633
4/2/03	1.51	196,000,000	195,003,667
4/4/03	1.61	450,000,000	447,520,000
4/9/03	1.70	90,440,000	89,892,310
4/16/03	1.70	100,000,000	99,361,556
4/23/03	1.55	44,650,000	44,376,866
5/14/03	1.31	424,188,000	421,675,864
5/19/03	1.72	200,000,000	198,403,889
5/30/03	1.31	60,000,000	59,610,000
5/30/03	2.30	50,000,000	49,437,500
7/25/03	1.91	128,650,000	127,072,894
9/19/03	1.80	15,167,000	14,949,252
9/19/03	1.83	56,748,000	55,919,479
10/17/03	1.84	220,000,000	216,465,778
			4,207,788,121
			4,928,483,937
Federal Home Loan Bank - 8.0%
Agency Coupons - 1.4%
12/12/02	1.65 (a)	310,000,000	309,840,474
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Federal Home Loan Bank - continued
Discount Notes - 6.6%
12/20/02	1.81%	$ 75,000,000	$ 74,929,146
12/26/02	1.27	474,859,000	474,441,850
2/7/03	1.27	229,035,000	228,485,570
4/16/03	1.70	55,000,000	54,649,894
4/21/03	1.61	121,390,000	120,629,289
4/21/03	1.62	102,316,000	101,670,812
4/23/03	1.62	171,550,000	170,455,304
5/23/03	1.31	225,000,000	223,594,375
			1,448,856,240
			1,758,696,714
Freddie Mac - 7.6%
Discount Notes - 7.6%
12/5/02	1.90	225,000,000	224,952,875
12/13/02	2.45	75,000,000	74,940,000
1/30/03	1.55	49,799,000	49,671,183
1/30/03	1.65	170,000,000	169,535,333
2/27/03	1.75	267,144,000	266,014,278
4/24/03	1.62	121,952,000	121,166,629
5/16/03	1.52	415,000,000	412,110,447
5/30/03	1.31	72,000,000	71,532,000
9/17/03	1.80	183,950,000	181,327,180
10/9/03	1.80	10,000,000	9,846,600
10/15/03	1.78	75,000,000	73,840,625
			1,654,937,150
TOTAL FEDERAL AGENCIES			8,342,117,801
U.S. Treasury Obligations - 7.9%

U.S. Treasury Bills - 7.1%
12/26/02	1.25	500,000,000	499,565,972
1/30/03	1.70	155,000,000	154,563,615
3/13/03	1.64	450,000,000	447,921,750
5/15/03	1.25	450,000,000	447,442,500
			1,549,493,837
U.S. Treasury Notes - 0.8%
2/15/03	1.65	172,000,000	173,596,511
TOTAL U.S. TREASURY OBLIGATIONS			1,723,090,348
Time Deposits - 6.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Banque Bruxelles Lambert SA (BBL)
12/2/02	1.31%	$ 600,000,000	$ 600,000,000
Key Bank NA
12/2/02	1.26	680,000,000	680,000,001
UBS AG
12/2/02	1.31	150,000,000	150,000,000
TOTAL TIME DEPOSITS			1,430,000,001
Repurchase Agreements - 47.5%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated:
11/13/02 due 12/16/02 At 1.3%	$ 225,268,125	225,000,000
11/29/02 due 12/2/02 At:
1.37%	654,228,804	654,154,000
1.38%	1,914,412,857	1,914,192,000
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated 11/29/02 due 12/2/02 At:
1.32%	408,891,015	408,846,000
1.34%	5,218,238,554	5,217,657,000
With:
Banc of America Securities LLC At 1.48%, dated 11/29/02 due 12/2/02 (Collateralized by Corporate Obligations with principal amounts of $97,193,434, 0% - 7.75%, 1/19/10 - 7/1/12)	100,012,333	100,000,000
Deutsche Bank Securities, Inc. At 1.45%, dated 11/29/02 due 12/2/02 (Collateralized by Corporate Obligations with principal amounts of $335,046,796, 0% - 8.625%, 12/15/05 - 11/15/31)	350,042,292	350,000,000
J.P. Morgan Securities, Inc. At 1.44%, dated 11/29/02 due 12/2/02 (Collateralized by Corporate Obligations with principal amounts of $495,781,000, 0% - 8%, 12/2/02 - 11/30/32)	506,060,720	506,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
With:
Morgan Stanley & Co. At 1.46%, dated 11/29/02 due 12/2/02 (Collateralized by Commercial Paper and Corporate Obligations with principal amounts of $534,544,000, 0% - 9.5%, 12/2/02 - 8/25/33)	$ 550,066,917	$ 550,000,000
Salomon Smith Barney At 1.43%, dated 11/29/02 due 12/2/02 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,982,549,472, 0% - 11.712%, 6/25/06 - 9/25/32)	450,053,625	450,000,000
TOTAL REPURCHASE AGREEMENTS		10,375,849,000
TOTAL INVESTMENT PORTFOLIO - 100.1%		21,871,057,150
NET OTHER ASSETS - (0.1)%		(20,495,592)
NET ASSETS - 100%		$ 21,850,561,558
Total Cost for Income Tax Purposes $ 21,871,057,150
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

Other Information

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $19,768,467. The weighted average interest rate was 1.85%. Interest earned from the interfund lending program amounted to $121,931 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		November 30, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $10,375,849,000) - See accompanying schedule		$ 21,871,057,150
Cash		1,274
Interest receivable		6,159,968
Other receivables		216,150
Total assets		21,877,434,542

Liabilities
Distributions payable	$ 26,829,210
Other payables and accrued expenses	43,774
Total liabilities		26,872,984

Net Assets		$ 21,850,561,558
Net Assets consist of:
Paid in capital		$ 21,850,492,270
Accumulated net realized gain (loss) on investments		69,288
Net Assets, for 21,844,737,209 shares outstanding		$ 21,850,561,558
Net Asset Value, offering price and redemption price per share ($21,850,561,558 ÷ 21,844,737,209 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		Six months ended November 30, 2002 (Unaudited)

Investment Income
Interest		$ 196,460,248
Expenses
Non-interested trustees' compensation	$ 43,766
Custodian fees and expenses	67,318
Audit	16,357
Legal	4,074
Insurance	67,793
Total expenses before reductions	199,308
Expense reductions	(1,829)	197,479
Net investment income		196,262,769
Net Realized Gain (Loss) on investment securities		551,038
Net increase in net assets resulting from operations		$ 196,813,807

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2002 (Unaudited)	Year ended May 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 196,262,769	$ 742,317,193
Net realized gain (loss)	551,038	(420,198)
Net increase (decrease) in net assets resulting from operations	196,813,807	741,896,995
Distributions to shareholders from net investment income	(196,262,769)	(742,317,193)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	60,015,199,215	152,864,869,042
Cost of shares redeemed	(65,857,564,839)	(154,099,721,371)
Net increase (decrease) in net assets and shares resulting from share transactions	(5,842,365,624)	(1,234,852,329)
Total increase (decrease) in net assets	(5,841,814,586)	(1,235,272,527)

Net Assets
Beginning of period	27,692,376,144	28,927,648,671
End of period	$ 21,850,561,558	$ 27,692,376,144

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2002	Years ended May 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.026	.060	.054	.051	.056
Distributions from net investment income	(.009)	(.026)	(.060)	(.054)	(.051)	(.056)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.89%	2.68%	6.21%	5.50%	5.19%	5.74%
Ratios to Average Net Assets D
Expenses before expense reductions	.0018% A	.0017%	.0016%	.0017%	.0016%	.0016%
Expenses net of voluntary waivers, if any	.0018% A	.0017%	.0016%	.0017%	.0016%	.0016%
Expenses net of all reductions	.0018% A	.0016%	.0016%	.0017%	.0016%	.0016%
Net investment income	1.78% A	2.63%	6.04%	5.38%	5.04%	5.58%
Supplemental Data
Net assets, end of period (in millions)	$ 21,851	$ 27,692	$ 28,928	$ 23,887	$ 22,086	$ 16,010

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income.

Income distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and

Semiannual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated November 13, 2002, due December 16, 2002	1.30%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$1,000,000,000
Aggregate maturity amount of agreements	$1,001,191,667
Aggregate market value of transferred assets	$1,023,819,774
Coupon rates of transferred assets	2.82% to 11.01%
Maturity dates of transferred assets	6/1/07 to 5/1/41
Dated November 29, 2002, due December 2, 2002	1.32%
Number of dealers or banks	4
Maximum amount with one dealer or bank	32.2%
Aggregate principal amount of agreements	$931,298,000
Aggregate maturity amount of agreements	$931,400,538
Aggregate market value of transferred assets	$951,826,258
Coupon rates of transferred assets	0.00% to 8.75%
Maturity dates of transferred assets	12/5/02 to 5/15/30
Dated November 29, 2002, due December 2, 2002	1.34%
Number of dealers or banks	12
Maximum amount with one dealer or bank	27.8%
Aggregate principal amount of agreements	$6,979,167,000
Aggregate maturity amount of agreements	$6,979,944,890
Aggregate market value of transferred assets	$7,130,841,219
Coupon rates of transferred assets	0.00% to 12.75%
Maturity dates of transferred assets	12/5/02 to 2/15/31

Semiannual Report

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated November 29, 2002, due December 2, 2002	1.37%
Number of dealers or banks	4
Maximum amount with one dealer or bank	42.7%
Aggregate principal amount of agreements	$1,170,000,000
Aggregate maturity amount of agreements	$1,170,133,792
Aggregate market value of transferred assets	$1,193,405,556
Coupon rates of transferred assets	0.00% to 9.00%
Maturity dates of transferred assets	12/2/02 to 11/20/32
Dated November 29, 2002, due December 2, 2002	1.38%
Number of dealers or banks	14
Maximum amount with one dealer or bank	22.0%
Aggregate principal amount of agreements	$3,203,192,000
Aggregate maturity amount of agreements	$3,203,561,581
Aggregate market value of transferred assets	$3,269,212,989
Coupon rates of transferred assets	0.00% to 11.25%
Maturity dates of transferred assets	12/2/02 to 2/1/51

4. Fees and Other Transactions with Affiliates.

Management Fee. FIMM provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002 this insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

Semiannual Report

Notes to Financial Statements - continued

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,829.

6. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Fidelity® Municipal
Cash Central Fund

Semiannual Report

November 30, 2002

1.734025.102

Investments November 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.7%
	Principal Amount	Value (Note 1)
Alabama - 2.9%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 D, 1.4%, VRDN (a)	$ 7,700,000	$ 7,700,000
Series 1995 E, 1.4%, VRDN (a)	16,400,000	16,400,000
Series 1999 C, 1.3%, VRDN (a)	9,900,000	9,900,000
1.4%, VRDN (a)(b)	3,600,000	3,600,000
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Theodore Plant Proj.) Series A, 1.4%, VRDN (a)(b)	4,000,000	4,000,000
(Newark Group Ind. Proj.) 1.28%, LOC Wachovia Bank NA, VRDN (a)(b)	5,965,000	5,965,000
Montgomery Alaha Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) 1.25%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	6,000,000	6,000,000
Phenix City Indl. Dev. Board Envir. Impt. Rev. (Mead Coated Board Proj.) Series 1993 A, 1.19%, LOC Toronto-Dominion Bank, VRDN (a)(b)	23,000,000	23,000,000
		76,565,000
Alaska - 1.1%
Alaska Hsg. Fin. Corp.:
Participating VRDN Series FRRI F25, 1.35% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	5,000,000	5,000,000
Series A, 1.35% (FSA Insured), VRDN (a)(b)	9,600,000	9,600,000
North Slope Borough Exempt Facility Indl. Rev. (BP Exploration Alaska Proj.) 1.3% (BP PLC Guaranteed), VRDN (a)(b)	13,800,000	13,800,000
		28,400,000
Arizona - 0.5%
Apache County Indl. Dev. Auth. (Tucson Elec. Pwr. Co. Springerville Proj.) Series 1985 A, 1.2%, LOC Toronto-Dominion Bank, VRDN (a)	1,150,000	1,150,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Corp. Proj.) Series 1988, 1.75% tender 12/12/02, CP mode (b)	3,000,000	3,000,000
Pinal County Indl. Dev. Poll. Cont. Rev. (Magna Copper Co. Proj.) Series 1984, 1.35%, LOC ABN-AMRO Bank NV, VRDN (a)	3,000,000	3,000,000
Tempe Excise Tax Rev. 1.25%, VRDN (a)	7,300,000	7,300,000
		14,450,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 1.35%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	$ 1,000,000	$ 1,000,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Floaters 01 708, 1.31% (Liquidity Facility Morgan Stanley) (a)(b)(c)	3,200,000	3,200,000
Series ROC II R121, 1.28% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(b)(c)	2,995,000	2,995,000
		7,195,000
California - 2.6%
California Gen. Oblig. Participating VRDN Series PT 464R, 1.41% (Liquidity Facility Danske Bank AS) (a)(b)(c)	4,995,000	4,995,000
California Hsg. Fin. Agcy. Rev.:
Participating VRDN Series PT 649A, 1.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	19,630,000	19,630,000
Series 2002 C, 1.25% (Liquidity Facility Fannie Mae), VRDN (a)(b)	20,775,000	20,775,000
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 1.5%, VRDN (a)(b)	23,900,000	23,900,000
		69,300,000
Colorado - 1.6%
Colorado Hsg. & Fin. Auth. Series 2002 A3, 1.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	7,990,000	7,990,000
Colorado Springs Utils. Rev. Participating VRDN Series SGA 88, 1.3% (Liquidity Facility Societe Generale) (a)(c)	14,500,000	14,500,000
Denver City & County Arpt. Rev.:
Participating VRDN:
Series PT 684, 1.3% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	5,000,000	5,000,000
Series PT 688, 1.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	6,235,000	6,235,000
Series 2000 B, 1.4% (MBIA Insured), VRDN (a)(b)	5,800,000	5,800,000
Denver Health & Hosp. Auth. Health Care Rev. Series A, 1.3%, LOC Bank One, Colorado NA, VRDN (a)	3,000,000	3,000,000
		42,525,000
District Of Columbia - 1.5%
District of Columbia Gen. Oblig. Participating VRDN:
Series Merlots 01 A127, 1.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,165,000	3,165,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
District Of Columbia - continued
District of Columbia Gen. Oblig. Participating VRDN: - continued
Series PA 568, 1.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 4,165,000	$ 4,165,000
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.41% (Liquidity Facility Bank of New York NA) (a)(b)(c)	1,685,000	1,685,000
Metro. Washington Arpt. Auth. Sys. Rev. 1.25% (FSA Insured), VRDN (a)(b)	11,700,000	11,700,000
Metro. Washington Arpts. Auth. Participating VRDN Series MSTC 01 130, 1.32% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	11,060,000	11,060,000
Metro. Washington Arpts. Auth. Gen. Arpt. Rev. Participating VRDN Series Putters 240, 1.29% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,095,000	7,095,000
		38,870,000
Florida - 10.2%
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 1.3%, VRDN (a)	28,550,000	28,550,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.36% (Liquidity Facility Bank of New York NA) (a)(b)(c)	1,850,000	1,850,000
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,555,000	9,555,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series MSTC 01 160, 1.3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,315,000	9,315,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.3% (Liquidity Facility Societe Generale) (a)(c)	34,180,000	34,180,000
Florida Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 218, 1.26% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	16,820,000	16,820,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1997 B, 1.3%, VRDN (a)	44,005,000	44,005,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La Miranda Gardens Proj.) Series A, 1.25%, LOC Suntrust Bank, VRDN (a)(b)	2,500,000	2,500,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 1.25%, VRDN (a)	15,600,000	15,600,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.4%, VRDN (a)	15,400,000	15,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Charleston Club Apts. Proj.) Series A, 1.28%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	7,250,000	7,250,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Orange County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Glenn Millenia Proj.) Series 2001 C, 1.28%, LOC Key Bank NA, VRDN (a)(b)	$ 3,355,000	$ 3,355,000
Saint Lucie County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.3%, VRDN (a)	44,900,000	44,900,000
Saint Lucie County Solid Waste Disp. 1.35%, VRDN (a)(b)	12,420,000	12,420,000
Tampa Bay Wtr. Util. Sys. Rev. 1.25%, LOC Bank of America NA, VRDN (a)(b)	7,000,000	7,000,000
Tampa Sports Auth. Rev. Participating VRDN Series SGA 61, 1.3% (Liquidity Facility Societe Generale) (a)(c)	8,500,000	8,500,000
Univ. of Florida Athletic Assoc. Cap. Impt. Rev. Series 1990, 1.4%, LOC Suntrust Bank, VRDN (a)	4,900,000	4,900,000
		266,100,000
Georgia - 3.1%
Appling County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Hatch Proj.) Second Series 2001, 1.3%, VRDN (a)(b)	15,700,000	15,700,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.):
Second Series 1998, 1.45%, VRDN (a)(b)	17,000,000	17,000,000
Series 1998, 1.25%, VRDN (a)	6,600,000	6,600,000
Cobb County Hsg. Auth. Multi-family Hsg. Rev. (Woodsong Apts. Proj.) 1.25%, LOC Fannie Mae, VRDN (a)(b)	2,980,000	2,980,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 1.35%, LOC Comerica Bank, Texas, VRDN (a)(b)	1,510,000	1,510,000
Fulton County Hsg. Auth. Rev. 1.31%, VRDN (a)	5,300,000	5,300,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Mill Apts. Proj.) 1.25%, LOC Suntrust Bank, VRDN (a)(b)	2,000,000	2,000,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 1.25%, LOC Suntrust Bank, VRDN (a)(b)	2,870,000	2,870,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
First Series, 1.25%, VRDN (a)	8,000,000	8,000,000
Second Series, 1.4%, VRDN (a)	3,900,000	3,900,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Proj.) Second Series 1997, 1.25%, VRDN (a)	5,250,000	5,250,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 1.45%, LOC Wachovia Bank NA, VRDN (a)(b)	5,125,000	5,125,000
Savannah Port Auth. Rev. (Pier 1 Imports, Inc. Proj.) 1.28%, LOC Bank One, Texas NA, VRDN (a)(b)	5,800,000	5,800,000
		82,035,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Participating VRDN Series PA 145A, 1.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 1,334,000	$ 1,334,000
Illinois - 13.3%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1.3%, LOC Fannie Mae, VRDN (a)(b)	1,415,000	1,415,000
Chicago Gen. Oblig. Participating VRDN Series EGL 01 1303, 1.31% (Liquidity Facility Citibank NA, New York) (a)(c)	2,450,000	2,450,000
Chicago Midway Arpt. Rev. Series 1998 A, 1.3% (MBIA Insured), VRDN (a)(b)	32,500,000	32,500,000
Chicago O'Hare Int'l. Arpt. Rev. (American Airlines, Inc. Proj.) Series 1983 A, 1.25%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)	5,200,000	5,200,000
Chicago O'Hare Intl. Arpt. Spl. Facilities Rev. (American Airlines, Inc. Proj.) Series A, 1.35%, LOC Citibank NA, New York, VRDN (a)(b)	98,810,000	98,810,000
Illinois Dev. Fin. Auth. Rev.:
(Jewish Federation Metro. Chicago Projs.) 1.25% (AMBAC Insured), VRDN (a)	15,400,000	15,400,000
(Palos Cmnty. Hosp. Proj.) 1.15% (BPA Bank One NA, Chicago), VRDN (a)	5,000,000	5,000,000
Illinois Gen. Oblig. Participating VRDN:
Series EGL 02 1301, 1.25% (Liquidity Facility Citibank NA, New York) (a)(c)	4,900,000	4,900,000
Series EGL 02 1304, 1.25% (Liquidity Facility Citibank NA, New York) (a)(c)	5,040,000	5,040,000
Illinois Health Facilities Auth. Rev.:
(Central Dupage Health Proj.):
Series 2000 B, 1.3% (Liquidity Facility American Nat'l. Bank & Trust, Chicago), VRDN (a)	10,800,000	10,800,000
Series 2000 C, 1.3% (Liquidity Facility American Nat'l. Bank & Trust, Chicago), VRDN (a)	7,300,000	7,300,000
(Northwest Cmnty. Hosp. Proj.) Series 2002 B, 1.3%, VRDN (a)	16,100,000	16,100,000
(OSF Health Care Sys. Proj.) 1.25%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	14,000,000	14,000,000
(Resurrection Health Care Proj.) Series 1999 A, 1.3% (FSA Insured), VRDN (a)	12,900,000	12,900,000
(Univ. of Chicago Hosps. Proj.) Series 1998, 1.25% (MBIA Insured), VRDN (a)	16,000,000	16,000,000
Lemont Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) 1.35%, LOC Bank One Corp., VRDN (a)(b)	3,825,000	3,825,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Madison County Envir. Impt. Rev. (Shell Wood River Refining Co. Proj.):
Series 1997 A, 1.3% (Shell Oil Co. Guaranteed), VRDN (a)(b)	$ 35,500,000	$ 35,500,000
Series 1998 A, 1.3% (Shell Oil Co. Guaranteed), VRDN (a)(b)	9,700,000	9,700,000
1.3% (Shell Oil Co. Guaranteed), VRDN (a)(b)	7,120,000	7,120,000
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 1.3%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,400,000	1,400,000
Southwestern Dev. Auth. Envir. Impt. Rev. (Shell Oil Co. Wood River Proj.) 1.3%, VRDN (a)(b)	17,375,000	17,375,000
Southwestern Illinois Dev. Auth. Solid Waste Disp. Rev. (Shell Oil Co./Wood River Proj.) Series 1992, 1.3%, VRDN (a)(b)	6,900,000	6,900,000
Will County Exempt Facilities Rev.:
(Amoco Chemical Co. Proj.) Series 1998 A, 1.3%, VRDN (a)(b)	2,325,000	2,325,000
(BP Amoco Chemical Corp. Proj.):
Series 2000, 1.3% (BP PLC Guaranteed), VRDN (a)(b)	2,500,000	2,500,000
Series 2001, 1.3% (BP PLC Guaranteed), VRDN (a)(b)	7,900,000	7,900,000
1.3% (BP PLC Guaranteed), VRDN (a)(b)	6,600,000	6,600,000
		348,960,000
Indiana - 1.7%
Burns Hbr. Indl. Dev. Rev. (J&F Steel Corp. Proj.) 1.4%, LOC Societe Generale, VRDN (a)(b)	1,400,000	1,400,000
Elkhart County Econ. Dev. Rev. (Burger Dairy Proj.) 1.52%, LOC Wachovia Bank NA, VRDN (a)(b)	885,000	885,000
Indiana Dev. Fin. Auth. Envir. Rev. (Republic Svcs., Inc. Proj.) Series 2001, 1.35%, LOC Suntrust Bank, VRDN (a)(b)	3,800,000	3,800,000
Whiting Envir. Facilities Rev. (BP Products Proj.) Series 2002 C, 1.3% (BP PLC Guaranteed), VRDN (a)(b)	18,000,000	18,000,000
Whiting Indl. Swr. & Solid Waste Disp. Rev.:
(Amoco Oil Co. Proj.) 1.3% (Amoco Co. Guaranteed), VRDN (a)(b)	9,900,000	9,900,000
(BP Amoco Oil Co. Proj.) 1.3% (BP PLC Guaranteed), VRDN (a)(b)	9,400,000	9,400,000
		43,385,000
Iowa - 0.4%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 1.3%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,065,000	2,065,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Iowa - continued
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 1.3%, LOC Bank of America NA, VRDN (a)(b)	$ 1,600,000	$ 1,600,000
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 1.3%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,900,000	7,900,000
		11,565,000
Kansas - 1.1%
Butler County Solid Waste Disp. Facilities Rev. (Texaco Refining & Marketing, Inc. Proj.) Series 1994 A, 1.3% (ChevronTexaco Corp. Guaranteed), VRDN (a)(b)	15,400,000	15,400,000
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 1.3%, LOC Bank of America NA, VRDN (a)(b)	3,000,000	3,000,000
Kansas Dev. Fin. Auth. Lease Rev. (State of Kansas-Dept. of Administration-7th and Harrison State Office Bldg. Proj.) Series 2002 J2, 1.3% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	5,190,000	5,190,000
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series A, 1.3% (AMBAC Insured), VRDN (a)	4,000,000	4,000,000
		27,590,000
Kentucky - 1.1%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 1.25%, LOC Bank One NA, Chicago, VRDN (a)(b)	9,570,000	9,570,000
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series PT 490, 1.3% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	3,125,000	3,125,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 1.25%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding Inc. Proj.):
Series B, 1.3% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	8,200,000	8,200,000
Series 1999 A, 1.3% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	3,100,000	3,100,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.55% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,895,000	1,895,000
		28,810,000
Louisiana - 2.7%
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.):
Series 1994, 1.35%, LOC BNP Paribas SA, VRDN (a)(b)	10,100,000	10,100,000
1.35%, LOC BNP Paribas SA, VRDN (a)(b)	9,200,000	9,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Louisiana - continued
Calcasieu Parish Pub. Trust Auth. Solid Waste Disp. Rev. (PPG Industries, Inc. Proj.) Series 1994, 1.43%, VRDN (a)(b)	$ 7,300,000	$ 7,300,000
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) Series 2000, 1.25% (MBIA Insured), VRDN (a)	2,700,000	2,700,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1994, 1.3%, VRDN (a)(b)	5,800,000	5,800,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series A, 1.3%, VRDN (a)(b)	6,000,000	6,000,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 1.3%, VRDN (a)(b)	24,300,000	24,300,000
Series 1993, 1.3%, VRDN (a)(b)	4,300,000	4,300,000
		69,700,000
Maryland - 1.1%
Maryland Energy Fing. Administration (Cimenteries CBR SA Proj.) Series 2000, 1.3%, LOC Deutsche Bank AG, VRDN (a)(b)	27,800,000	27,800,000
Massachusetts - 1.4%
Massachusetts Gen. Oblig. (Central Artery Proj.) Series B, 1.25% (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	14,200,000	14,200,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Cap. Asset Prog.):
Series D, 1.2% (MBIA Insured), VRDN (a)	4,100,000	4,100,000
Series E, 1.3%, LOC Bank One NA, Chicago, VRDN (a)	19,000,000	19,000,000
		37,300,000
Michigan - 1.7%
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 1991 B, 1.3% (MBIA Insured), VRDN (a)	2,200,000	2,200,000
Michigan Higher Ed. Student Ln. Auth. Rev. 1.25% (AMBAC Insured), VRDN (a)(b)	3,700,000	3,700,000
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 E, 1.2% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Northern Trust Co., Chicago), VRDN (a)	11,970,000	11,970,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 1999 B2, 1.35% (MBIA Insured), VRDN (a)(b)	6,850,000	6,850,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Dow Chemical Co. Proj.) Series 1992, 1.65%, VRDN (a)(b)	5,200,000	5,200,000
(Mans Proj.) Series 1998, 1.35%, LOC Comerica Bank, Detroit, VRDN (a)(b)	900,000	900,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 1.95%, VRDN (a)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.) Series 1993 A, 1.7%, VRDN (a)(b)	$ 9,400,000	$ 9,400,000
Univ. of Michigan Univ. Revs. (Med. Svc. Plan Proj.) Series 1995 A, 1.3%, VRDN (a)	2,600,000	2,600,000
		43,920,000
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Children's Health Care Proj.) Series B, 1.3% (FSA Insured), VRDN (a)	4,020,000	4,020,000
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 1.35%, LOC Lasalle Bank NA, VRDN (a)(b)	1,350,000	1,350,000
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.24% (Liquidity Facility Morgan Stanley) (a)(c)	5,560,000	5,560,000
Series ROC II R96, 1.25% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	3,000,000	3,000,000
Plymouth Multi-family Hsg. Rev. (At the Lakes Apts. Proj.) Series 1997 A, 1.35%, LOC Fannie Mae, VRDN (a)(b)	2,265,000	2,265,000
		16,195,000
Mississippi - 0.5%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 1.3%, VRDN (a)(b)	10,350,000	10,350,000
Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 2.15%, VRDN (a)(b)	1,500,000	1,500,000
		11,850,000
Missouri - 1.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.):
Series 1999 B, 1.3% (Liquidity Facility Bank of America NA), VRDN (a)	3,315,000	3,315,000
1.3% (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	15,500,000	15,500,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) 1.4% (AMBAC Insured), VRDN (a)	10,000,000	10,000,000
		28,815,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Montana - 0.3%
Anaconda-Deer Lodge County Envir. Facilities Rev. (ARCO-Anaconda Smelter Site Proj.) 1.3% (BP PLC Guaranteed), VRDN (a)(b)	$ 5,000,000	$ 5,000,000
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 1.3%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,750,000	3,750,000
		8,750,000
Nebraska - 1.6%
Lancaster County Hosp. Auth. (Immanuel Health Sys. Proj.) Series 2000 A, 1.3%, LOC Lasalle Bank NA, VRDN (a)	15,150,000	15,150,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,525,000	2,525,000
Series 2000 F, 1.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	7,830,000	7,830,000
Series 2002 B, 1.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,300,000	3,300,000
Series 2002 C, 1.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,890,000	3,890,000
Series 2002 F, 1.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,160,000	3,160,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) 1.35%, LOC Wachovia Bank NA, VRDN (a)(b)	6,300,000	6,300,000
		42,155,000
Nevada - 0.7%
Clark County Gen. Oblig. Participating VRDN Series ROC II R1035, 1.25% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	3,000,000	3,000,000
Clark County Indl. Dev. Rev. Participating VRDN Series PA 1023, 1.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,190,000	6,190,000
Nevada Hsg. Division Series 2002 A:
1.25%, LOC Fannie Mae, VRDN (a)(b)	7,510,000	7,510,000
1.25%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	2,800,000	2,800,000
		19,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. Proj.) Series 1997 B, 1.3%, LOC Wachovia Bank NA, VRDN (a)(b)	$ 1,215,000	$ 1,215,000
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.3%, LOC JPMorgan Chase Bank, VRDN (a)(b)	20,000,000	20,000,000
		21,215,000
New York - 7.4%
Long Island Pwr. Auth. Elec. Sys. Rev. Sub Series 2B, 1.3%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	4,800,000	4,800,000
Metro. Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series PA 1098, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	12,100,000	12,100,000
Series PA 656, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,225,000	6,225,000
Metro. Trans. Auth. Rev. Participating VRDN Series PA 1084, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,665,000	8,665,000
Metro. Trans. Auth. Svc. Contract Rev. Participating VRDN Series PT 1439, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,375,000	7,375,000
New York City Gen. Oblig.:
Series 1995 B5, 1.25% (MBIA Insured), VRDN (a)	2,000,000	2,000,000
Series H3:
1.3% (FSA Insured), VRDN (a)	9,100,000	9,100,000
1.3% (FSA Insured) (BPA State Street Bank & Trust Co., Boston), VRDN (a)	6,700,000	6,700,000
New York City Hsg. Dev. Corp. Multi-family Rev. (West 55th Street Dev. Proj.) 1.2%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	15,000,000	15,000,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. Participating VRDN Series PT 459, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,150,000	4,150,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series PA 523, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,900,000	10,900,000
Series F1, 1.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	11,985,000	11,985,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 1D, 1.25%, VRDN (a)	7,250,000	7,250,000
Series 2003 C2, 1.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,200,000	10,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (Niagara Mohawk Pwr. Corp. Proj.):
Series 1985 A, 1.4%, LOC Toronto-Dominion Bank, VRDN (a)	$ 12,000,000	$ 12,000,000
Series 1985 C, 1.4%, LOC Bank One NA, VRDN (a)	6,800,000	6,800,000
Series 1988 A, 1.45%, LOC JPMorgan Chase Bank, VRDN (a)(b)	17,500,000	17,500,000
New York State Hsg. Fin. Agcy. Rev. (240 East 39th Street Hsg. Proj.) Series 1997 A, 1.15%, LOC Fannie Mae, VRDN (a)(b)	9,300,000	9,300,000
New York State Mtg. Agcy. Rev. Participating VRDN:
Series MSTC 00 89, 1.32% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	4,545,000	4,545,000
Series PA 29, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,000,000	6,000,000
Series PA 410, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,670,000	4,670,000
Series PA 691R, 1.18% (Liquidity Facility Merrill Lynch&Co., Inc. Leap Vme) (a)(b)(c)	9,990,000	9,990,000
Series PT 1204, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,250,000	6,250,000
		193,505,000
New York & New Jersey - 0.4%
Port Auth. New York & New Jersey Spl. Oblig. Rev.:
Series 2, 1.2%, VRDN (a)	4,000,000	4,000,000
Series 4, 1.3%, VRDN (a)(b)	6,600,000	6,600,000
		10,600,000
North Carolina - 1.7%
Cleveland County Indl. Facilities & Poll. Cont. Fin. Auth. Solid Waste Disp. Rev. (PPG Ind. Proj.) 1.43%, VRDN (a)(b)	3,300,000	3,300,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 1.25%, LOC Suntrust Bank, VRDN (a)(b)	6,880,000	6,880,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.4%, VRDN (a)(b)	17,375,000	17,375,000
North Carolina Cap. Facilities Fin. Agcy. (Republic Svcs., Inc., Proj.) 1.35%, LOC Suntrust Bank, VRDN (a)(b)	8,000,000	8,000,000
North Carolina Hsg. Fin. Agcy. Participating VRDN:
Series Merlots 00 A37, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	4,950,000	4,950,000
Series Merlots A70, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,505,000	3,505,000
		44,010,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
North Dakota - 0.8%
Ward County Health Care Facility Rev. Series 2002 A, 1.3%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 21,500,000	$ 21,500,000
Ohio - 3.1%
Cuyahoga County Hosp. Rev. (Cleveland Clinic Foundation Prog.):
Series 1997 D, 1.25% (Liquidity Facility Bank of America NA), VRDN (a)	39,600,000	39,600,000
Series 1998 A, 1.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	19,430,000	19,430,000
Ohio Higher Edl. Facilities Rev. (Case Western Reserve Univ. 2002 Proj.) Series A, 1.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,400,000	1,400,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 01 I, 1.28% (Liquidity Facility Bank of America NA) (a)(b)(c)	2,225,000	2,225,000
Series PT 582, 1.27% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	3,985,000	3,985,000
Ohio Poll. Cont. Rev. (Sohio Wtr. Proj.) Series 1995, 1.3%, VRDN (a)	2,110,000	2,110,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.) Series 1998, 1.3%, VRDN (a)(b)	7,700,000	7,700,000
(BP Products NA, Inc. Proj.) 1.3% (BP PLC Guaranteed), VRDN (a)(b)	3,800,000	3,800,000
		80,250,000
Oklahoma - 1.1%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series LB 99 A5, 1.4% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	615,000	615,000
Series PT 104, 1.32% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	340,000	340,000
Series PT 167, 1.27% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	1,760,000	1,760,000
Oklahoma Student Ln. Auth. Rev. Series 2002 A1, 1.25% (MBIA Insured), VRDN (a)(b)	17,000,000	17,000,000
Southeastern Oklahoma Indl. Auth. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 2000 A, 2.2%, VRDN (a)(b)	6,000,000	6,000,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 581, 1.31% (Liquidity Facility Morgan Stanley) (a)(b)(c)	2,200,000	2,200,000
		27,915,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - 2.2%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 1.4%, LOC Mellon Bank NA, Pittsburgh, VRDN (a)(b)	$ 1,000,000	$ 1,000,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Conemaught Proj.) Series 1997 A, 1.25%, LOC Bank One NA, Chicago, VRDN (a)(b)	5,120,000	5,120,000
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.35% (AMBAC Insured), VRDN (a)	2,100,000	2,100,000
Northumberland County Indl. Dev. Auth. Rev. (Foster Wheeler Mount Carmel, Inc. Proj.) Series 1987 A, 1.35%, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,950,000	4,950,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Reliant Energy Seward Proj.) Series 2002 A, 1.25%, LOC WestLB AG, VRDN (a)(b)	4,500,000	4,500,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1997 B2, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	900,000	900,000
Pennsylvania Gen. Oblig. Participating VRDN Series MSTC 00 110, 1.3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,500,000	1,500,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev. Series 1988 C, 1.2%, LOC Sallie Mae, VRDN (a)(b)	3,600,000	3,600,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series Putters 217, 1.26% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,715,000	5,715,000
Philadelphia Gas Works Rev. Series 2002 D, 1.2% 12/5/02, LOC JPMorgan Chase Bank, CP	3,200,000	3,200,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 1.4%, LOC Dexia Cr. Local de France, VRDN (a)(b)	24,500,000	24,500,000
		57,085,000
South Carolina - 2.4%
Berkeley County Exempt Facility Indl. Rev. (AMOCO Corp. Proj.) Series 1998, 1.3%, VRDN (a)(b)	2,100,000	2,100,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series A, 1.3%, VRDN (a)	14,800,000	14,800,000
Series B, 1.4%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 1.25%, LOC Suntrust Bank, VRDN (a)(b)	5,795,000	5,795,000
(Cedarwoods Apts. Proj.) 1.25%, LOC Suntrust Bank, VRDN (a)(b)	5,750,000	5,750,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Turnils North America Proj.) Series 1999, 1.25%, LOC Suntrust Bank, VRDN (a)(b)	$ 1,565,000	$ 1,565,000
(Wellman, Inc. Proj.) Series 1990, 1.4%, LOC Wachovia Bank NA, VRDN (a)(b)	2,600,000	2,600,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 1.35% (FSA Insured), VRDN (a)(b)	17,500,000	17,500,000
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series SGA 116, 1.3% (Liquidity Facility Societe Generale) (a)(c)	3,500,000	3,500,000
		63,610,000
South Dakota - 0.5%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series BA 01 S, 1.31% (Liquidity Facility Bank of America NA) (a)(b)(c)	4,965,000	4,965,000
Series Merlots 00 GGG, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	4,405,000	4,405,000
Series PA 980 R, 1.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,840,000	2,840,000
		12,210,000
Tennessee - 3.4%
Chattanooga Indl. Dev. Board Indl. Rev. (Southern Foundry Supply Proj.) Series 1996, 1.25%, LOC Suntrust Bank, VRDN (a)(b)	2,000,000	2,000,000
Maury County Indl. Dev. Board Wtr. Facility Rev. (Saturn Corp. Proj.) Series 1987, 2%, VRDN (a)(b)	4,700,000	4,700,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,000,000	3,000,000
Metro. Nashville Arpt. Auth. Spl. Facilities Rev. (American Airlines Proj.) Series B, 1.25%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	2,800,000	2,800,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) 1.25%, LOC Bank of America NA, VRDN (a)	9,600,000	9,600,000
Sevier County Pub. Bldg. Auth.:
Series 2000 IV E1, 1.3% (AMBAC Insured), VRDN (a)	3,150,000	3,150,000
Series 2000 IV E3, 1.3% (AMBAC Insured), VRDN (a)	1,000,000	1,000,000
Series 2001 IV H1, 1.3% (AMBAC Insured), VRDN (a)	9,200,000	9,200,000
Series IV A3, 1.3% (FSA Insured), VRDN (a)	9,000,000	9,000,000
Series IV B1, 1.3% (FSA Insured), VRDN (a)	21,000,000	21,000,000
Series IV B7, 1.3% (FSA Insured), VRDN (a)	3,095,000	3,095,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Tennessee - continued
Sevier County Pub. Bldg. Auth.: - continued
Series IV C1, 1.3% (FSA Insured), VRDN (a)	$ 2,100,000	$ 2,100,000
Series IV F1, 1.3% (AMBAC Insured), VRDN (a)	7,775,000	7,775,000
Sevier County Pub. Bldg. Auth. Rev. Series 2001 III A, 1.4% (AMBAC Insured), VRDN (a)(b)	11,000,000	11,000,000
		89,420,000
Texas - 14.2%
Austin Higher Ed. Auth., Inc. Univ. Rev. (Concordia Univ. at Austin Proj.) 1.25%, LOC Bank One, Texas NA, VRDN (a)	6,400,000	6,400,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.25%, LOC JPMorgan Chase Bank, VRDN (a)	5,925,000	5,925,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 1.35%, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,600,000	8,600,000
Series 2000 B, 1.35%, LOC Bank of America NA, VRDN (a)(b)	12,500,000	12,500,000
Series 2002 B, 1.35%, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Series A, 1.35%, LOC Bank of America NA, VRDN (a)(b)	7,900,000	7,900,000
Series B, 1.35%, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,600,000	10,600,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. 1.25% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	17,100,000	17,100,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 1.3% (Liquidity Facility Societe Generale) (a)(c)	8,930,000	8,930,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 2001, 1.35%, LOC Royal Bank of Canada, VRDN (a)(b)	7,500,000	7,500,000
1.35%, LOC Royal Bank of Canada, VRDN (a)(b)	7,000,000	7,000,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 1.35%, LOC Bank One Corp., VRDN (a)(b)	20,900,000	20,900,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Amoco Oil Co. Proj.) Series 1997, 1.3%, VRDN (a)(b)	6,900,000	6,900,000
(BP Prods. North America Proj.) 1.3% (BP PLC Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
(Exxon Mobil Proj.) 1.3% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	2,700,000	2,700,000
Gulf Coast Waste Disp. Auth. Poll. Cont. & Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1996, 1.3%, VRDN (a)(b)	4,900,000	4,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 1.3%, VRDN (a)(b)	$ 12,450,000	$ 12,450,000
Series 1995, 1.3% (Amoco Co. Guaranteed), VRDN (a)(b)	14,800,000	14,800,000
1.3%, VRDN (a)(b)	4,200,000	4,200,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.25%, LOC JPMorgan Chase Bank, VRDN (a)	3,500,000	3,500,000
Harris County Gen. Oblig. Participating VRDN Series EGL 02 6012, 1.25% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000,000	4,000,000
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.) 1.25%, VRDN (a)	4,000,000	4,000,000
(Texas Med. Ctr. Proj.) Series 2001, 1.25% (MBIA Insured), VRDN (a)	2,600,000	2,600,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 1.25% (FSA Insured), VRDN (a)	30,000,000	30,000,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Quail Chase Apts. Proj.) Series 1999, 1.28%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	11,110,000	11,110,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Exxon Proj.) 1.25%, VRDN (a)(b)	9,800,000	9,800,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Merlots 02 A16, 1.32% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,295,000	2,295,000
Series MSTC 01 111, 1.3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,000,000	6,000,000
North Texas Higher Ed. Auth. Student Ln. Rev. Series 1993 A, 1.25%, LOC Sallie Mae, VRDN (a)(b)	5,000,000	5,000,000
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 1.5%, VRDN (a)(b)	2,895,000	2,895,000
Rockwall Independent School District Participating VRDN Series MSTC 01 123, 1.3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	4,000,000	4,000,000
Southeast Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series MS 01 661, 1.29% (Liquidity Facility Morgan Stanley) (a)(b)(c)	1,730,000	1,730,000
Texas Gen. Oblig. Participating VRDN:
Series FRRI 02 L23J, 1.35% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	80,000,000	80,000,000
Series SG 152, 1.19% (Liquidity Facility Societe Generale) (a)(c)	9,970,000	9,970,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Univ. of Texas Univ. Revs. Participating VRDN Series MS 98 97, 1.26% (Liquidity Facility Morgan Stanley) (a)(c)	$ 5,120,000	$ 5,120,000
West Side Calhoun County Navigation District Envir. Facilities Rev. (BP Chemicals, Inc. Proj.) Series 2000, 1.3%, VRDN (a)(b)	9,200,000	9,200,000
West Side Calhoun County Navigation District Sewage Solid Waste Disp. Rev. (BP Chemicals, Inc. Proj.) Series 1996, 1.3% (British Petroleum Co. PLC Guaranteed), VRDN (a)(b)	4,200,000	4,200,000
		372,225,000
Utah - 0.2%
Provo City Hsg. Rev. (Branbury Park Proj.) Series 1987 B, 1.32%, LOC Bank One, Arizona NA, VRDN (a)(b)	1,300,000	1,300,000
Salt Lake City Arpt. Rev. Series 2001, 1.25%, LOC WestLB AG, VRDN (a)(b)	4,800,000	4,800,000
Utah Hsg. Fin. Agcy. Participating VRDN:
Series PT 84A, 1.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	235,000	235,000
Series PT 84B, 1.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	260,000	260,000
		6,595,000
Virginia - 1.8%
Dinwiddie County Indl. Dev. Auth. Exempt Facility Rev. (Chaparral Steel VA Proj.) Series A, 1.4%, LOC Bank of America NA, VRDN (a)(b)	10,200,000	10,200,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 1.35%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	8,900,000	8,900,000
Series 1994 B, 1.35%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	9,345,000	9,345,000
Series 1996 A, 1.3%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	3,600,000	3,600,000
Upper Occoquan Swr. Auth. Reg'l. Swr. Rev. Participating VRDN Series MSTC 01 159, 1.3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,495,000	6,495,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.24% (Liquidity Facility Morgan Stanley) (a)(c)	4,345,000	4,345,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series PT 690, 1.27% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	5,035,000	5,035,000
		47,920,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - 3.0%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	$ 2,400,000	$ 2,400,000
Clark County School District #114 Evergreen Participating VRDN Series PT 1575, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,170,000	5,170,000
Pierce County Econ. Dev. Corp. Rev. (K&M Hldgs. II Proj.) Series 1997, 1.65%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,200,000	1,200,000
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) 1.3%, VRDN (a)(b)	6,000,000	6,000,000
(BP West Coast Products LLC Proj.) 1.3% (BP PLC Guaranteed), VRDN (a)(b)	4,300,000	4,300,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 96, 1.3% (Liquidity Facility Societe Generale) (a)(c)	14,955,000	14,955,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 1.25%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Washington Gen. Oblig. Participating VRDN Series ROC II R86, 1.25% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	800,000	800,000
Washington Health Care Facilities Auth. Rev. (Providence Svcs. Proj.) Series 2002 A, 1.25% (MBIA Insured), VRDN (a)	33,800,000	33,800,000
Washington Hsg. Fin. Commission Participating VRDN:
Series Merlots 97 D, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	660,000	660,000
Series PT 636, 1.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,500,000	4,500,000
		78,785,000
Wisconsin - 1.0%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Prohealth, Inc. Proj.) Series 2001 B, 1.3% (AMBAC Insured), VRDN (a)	12,590,000	12,590,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 1.3%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,250,000	2,250,000
(Wisconsin Lutheran College Proj.) Series 2001, 1.3%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,000,000	7,000,000
Wisconsin Pub. Pwr., Inc. Sys. Pwr. Supply Sys. Rev., Participating VRDN Series Putters 285, 1.26% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,920,000	3,920,000
		25,760,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wyoming - 1.6%
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 A, 1.25%, VRDN (a)(b)	$ 2,300,000	$ 2,300,000
Platte County Poll. Cont. Rev.:
(Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 1.4%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (a)	23,900,000	23,900,000
Series 1984 B, 1.4%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (a)	10,000,000	10,000,000
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 A, 1.35%, VRDN (a)(b)	4,550,000	4,550,000
		40,750,000
TOTAL INVESTMENT PORTFOLIO - 98.7%		2,586,424,000
NET OTHER ASSETS - 1.3%		32,786,775
NET ASSETS - 100%		$ 2,619,210,775
Total Cost for Income Tax Purposes $ 2,586,424,000
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		November 30, 2002 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 2,586,424,000
Cash		4,004,180
Receivable for investments sold		30,351,121
Interest receivable		5,313,189
Other receivables		48,559
Total assets		2,626,141,049

Liabilities
Payable for investments purchased	$ 4,004,197
Distributions payable	2,897,744
Other payables and accrued expenses	28,333
Total liabilities		6,930,274

Net Assets		$ 2,619,210,775
Net Assets consist of:
Paid in capital		$ 2,619,162,283
Accumulated net realized gain (loss) on investments		48,492
Net Assets, for 2,619,157,551 shares outstanding		$ 2,619,210,775
Net Asset Value, offering price and redemption price per share ($2,619,210,775 ÷ 2,619,157,551 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		Six months ended November 30, 2002 (Unaudited)

Investment Income
Interest		$ 15,104,964
Expenses
Non-interested trustees' compensation	$ 3,450
Custodian fees and expenses	20,102
Audit	24,078
Legal	257
Insurance	5,501
Total expenses before reductions	53,388
Expense reductions	(17,819)	35,569
Net investment income		15,069,395
Net Realized Gain (Loss) on investment securities		48,492
Net increase in net assets resulting from operations		$ 15,117,887

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2002 (Unaudited)	Year ended May 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,069,395	$ 17,956,113
Net realized gain (loss)	48,492	11,582
Net increase (decrease) in net assets resulting from operations	15,117,887	17,967,695
Distributions to shareholders from net investment income	(15,069,395)	(17,956,113)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	5,558,518,700	9,790,071,262
Cost of shares redeemed	(4,381,969,400)	(8,860,829,729)
Net increase (decrease) in net assets and shares resulting from share transactions	1,176,549,300	929,241,533
Total increase (decrease) in net assets	1,176,597,792	929,253,115

Net Assets
Beginning of period	1,442,612,983	513,359,868
End of period	$ 2,619,210,775	$ 1,442,612,983

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2002	Years ended May 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.019	.039	.037	.033	.037
Distributions from net investment income	(.008)	(.019)	(.039)	(.037)	(.033)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.77%	1.93%	4.01%	3.74%	3.35%	3.78%
Ratios to Average Net Assets D
Expenses before expense reductions	.0055% A	.0092%	.0101%	.0087%	.0095%	.0203%
Expenses net of voluntary waivers, if any	.0055%A	.0092%	.0101%	.0087%	.0095%	.0203%
Expenses net of all reductions	.0036%A	.0068%	.0073%	.0040%	.0071%	.0175%
Net investment income	1.54%A	1.75%	3.92%	3.69%	3.12%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,619,211	$ 1,442,613	$ 513,360	$ 1,210,969	$ 845,909	$ 128,352

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Municipal Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income.

Income distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002 this insurance coverage was suspended due to significant increases in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Fees and Other Transactions with Affiliates - continued

Money Market Insurance Termination - continued

the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

3. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $17,819.

4. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Fidelity® Securities Lending
Cash Central Fund

Semiannual Report

November 30, 2002

1.743119.102

Investments November 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 30.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 19.0%
Agency Coupons - 0.8%
12/27/02	1.25% (a)	$ 25,000,000	$ 24,983,068
Discount Notes - 18.2%
1/21/03	2.19	30,000,000	29,908,625
1/22/03	1.55	35,000,000	34,922,144
1/22/03	1.65	50,000,000	49,881,556
1/29/03	1.58	50,000,000	49,871,347
2/3/03	2.20	40,000,000	39,846,400
2/19/03	1.27	75,000,000	74,788,333
3/7/03	1.49	60,000,000	59,763,200
3/7/03	2.26	40,000,000	39,763,200
4/4/03	1.61	50,000,000	49,724,444
4/9/03	1.70	26,000,000	25,842,548
5/7/03	1.31	27,324,000	27,169,088
5/14/03	1.31	25,000,000	24,851,944
5/30/03	2.30	22,000,000	21,752,500
9/19/03	1.80	25,000,000	24,641,083
10/17/03	1.84	30,000,000	29,518,667
			582,245,079
			607,228,147
Federal Home Loan Bank - 4.4%
Agency Coupons - 2.0%
12/3/02	2.09	25,000,000	25,000,000
12/12/02	1.65 (a)	40,000,000	39,979,416
			64,979,416
Discount Notes - 2.4%
12/20/02	1.81	25,000,000	24,976,382
2/7/03	1.27	25,000,000	24,940,028
5/23/03	1.31	25,000,000	24,843,819
			74,760,229
			139,739,645
Freddie Mac - 7.0%
Discount Notes - 7.0%
12/5/02	1.90	25,000,000	24,994,764
12/13/02	2.45	10,000,000	9,992,000
2/27/03	1.75	25,000,000	24,894,278
4/24/03	1.62	65,000,000	64,581,400
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Freddie Mac - continued
Discount Notes - continued
5/16/03	1.52%	$ 85,000,000	$ 84,408,165
10/9/03	1.80	15,000,000	14,769,900
			223,640,507
TOTAL FEDERAL AGENCIES			970,608,299
U.S. Treasury Obligations - 2.2%

U.S. Treasury Bills - 1.6%
5/15/03	1.25	50,000,000	49,715,833
U.S. Treasury Notes - 0.6%
4/30/03	2.30	20,000,000	20,274,457
TOTAL U.S. TREASURY OBLIGATIONS			69,990,290
Repurchase Agreements - 67.5%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated:
11/13/02 due 12/16/02 At 1.3%	$ 25,029,792	25,000,000
11/29/02 due 12/2/02 At:
1.37%	286,542,763	286,510,000
1.38%	1,289,148,723	1,289,000,000
With:
Banc of America Securities LLC At 1.48%, dated 11/29/02 due 12/2/02 (Collateralized by Corporate Obligations with principal amounts of $96,434,822, 0% - 7.95%, 6/15/04 - 11/1/46)	100,012,333	100,000,000
Deutsche Bank Securities, Inc. At 1.45%, dated 11/29/02 due 12/2/02 (Collateralized by Corporate Obligations with principal amounts of $141,964,194, 0% - 7.875%, 5/15/03 - 11/1/46)	150,018,125	150,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
With: - continued
Morgan Stanley & Co. At 1.46%, dated 11/29/02 due 12/2/02 (Collateralized by Corporate and Mortgage Loan Obligations with principal amounts of $149,469,403, 0% - 9.15%, 12/15/03 - 6/9/47)	$ 150,018,250	$ 150,000,000
Salomon Smith Barney At 1.43%, dated 11/29/02 due 12/2/02 (Collateralized by Mortgage Loan Obligations with principal amounts of $309,178,774, 4.757% - 8%, 11/1/13 - 3/1/32)	150,017,875	150,000,000
TOTAL REPURCHASE AGREEMENTS		2,150,510,000
TOTAL INVESTMENT PORTFOLIO - 100.1%		3,191,108,589
NET OTHER ASSETS - (0.1)%		(3,186,693)
NET ASSETS - 100%		$ 3,187,921,896
Total Cost for Income Tax Purposes $ 3,191,108,589
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		November 30, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,150,510,000) - See accompanying schedule		$ 3,191,108,589
Interest receivable		561,596
Other receivables		23,176
Total assets		3,191,693,361

Liabilities
Payable to custodian bank	$ 414
Distributions payable	3,719,265
Other payables and accrued expenses	51,786
Total liabilities		3,771,465

Net Assets		$ 3,187,921,896
Net Assets consist of:
Paid in capital		$ 3,187,857,894
Accumulated net realized gain (loss) on investments		64,002
Net Assets, for 3,187,835,056 shares outstanding		$ 3,187,921,896
Net Asset Value, offering price and redemption price per share ($3,187,921,896 ÷ 3,187,835,056 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		Six months ended November 30, 2002 (Unaudited)

Investment Income
Interest		$ 25,341,969
Expenses
Accounting fees and expenses	$ 123,203
Non-interested trustees' compensation	5,563
Custodian fees and expenses	15,701
Audit	26,389
Legal	497
Insurance	8,326
Total expenses		179,679
Net investment income		25,162,290
Net Realized Gain (Loss) on investment securities		64,001
Net increase in net assets resulting from operations		$ 25,226,291

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2002 (Unaudited)	Year ended May 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 25,162,290	$ 74,713,881
Net realized gain (loss)	64,001	17,195
Net increase (decrease) in net assets resulting from operations	25,226,291	74,731,076
Distributions to shareholders from net investment income	(25,162,290)	(74,713,881)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	9,852,472,558	19,235,959,178
Cost of shares redeemed	(10,493,787,277)	(19,436,151,080)
Net increase (decrease) in net assets and shares resulting from share transactions	(641,314,719)	(200,191,902)
Total increase (decrease) in net assets	(641,250,718)	(200,174,707)

Net Assets
Beginning of period	3,829,172,614	4,029,347,321
End of period	$ 3,187,921,896	$ 3,829,172,614

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2002	Years ended May 31,
	(Unaudited)	2002	2001	2000D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.025	.060	.051
Distributions from net investment income	(.009)	(.025)	(.060)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.90%	2.57%	6.22%	5.17%
Ratios to Average Net AssetsE
Expenses before expense reductions	.0129%A	.0115%	.0107%	.0093%A
Expenses net of voluntary waivers, if any	.0129%A	.0115%	.0107%	.0093%A
Expenses net of all reductions	.0129%A	.0113%	.0105%	.0093%A
Net investment income	1.81%A	2.56%	6.04%	5.75%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,187,922	$ 3,829,173	$ 4,029,347	$ 6,623,840

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period July 1, 1999 (commencement of operations) to May 31, 2000.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Securities Lending Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income.

Income distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated November 13, 2002, due December 16, 2002	1.30%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$1,000,000,000
Aggregate maturity amount of agreements	$1,001,191,667
Aggregate market value of transferred assets	$1,023,819,774
Coupon rates of transferred assets	2.82% to 11.01%
Maturity dates of transferred assets	6/1/07 to 5/1/41
Dated November 29, 2002, due December 2, 2002	1.37%
Number of dealers or banks	4
Maximum amount with one dealer or bank	42.7%
Aggregate principal amount of agreements	$1,170,000,000
Aggregate maturity amount of agreements	$1,170,133,792
Aggregate market value of transferred assets	$1,193,405,556
Coupon rates of transferred assets	0.00% to 9.00%
Maturity dates of transferred assets	12/2/02 to 11/20/32
Dated November 29, 2002, due December 2, 2002	1.38%
Number of dealers or banks	14
Maximum amount with one dealer or bank	22.0%
Aggregate principal amount of agreements	$3,203,192,000
Aggregate maturity amount of agreements	$3,203,561,581
Aggregate market value of transferred assets	$3,269,212,989
Coupon rates of transferred assets	0.00% to 11.25%
Maturity dates of transferred assets	12/2/02 to 2/1/51

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FIMM provides the fund with investment management services. The fund does not pay any fees for these services.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002 this insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

5. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report